Equity Method Investment (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 12, 2018
Schedule of Equity Method Investments [Line Items]
Equity investment	$ 92,281	$ 0
Equity Method Investment, Aggregate Cost	100,000
Gain (Loss) on Investments	(7,719)
Equity Method Investment, Quoted Market Value	$ 92,281
Investment Owned, Balance, Shares	54.1
Equity Method Investment, Ownership Percentage	10.50%			10.90%
Proceeds from Dividends Received	$ 541	$ 0	$ 0